ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012
	US$	US$
Accrued payroll expenses	2,583	3,445
Retainage due to contractors	2,283	199
Purchase consideration payable	4,752	—
Employee termination costs	—	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	4,265	1,358
Income tax payable	1,425	5,406
Other taxes payable	1,989	2,326
Amounts due to original shareholders of acquired subsidiaries	22,942	1,345
Unrecognized tax benefits (Note 13)	4,344	—
Accrued interests on unrecognized tax benefits (Note 13)	1,036	—
Accrued water resource fee	1,417	1,496
Loans from third parties	14,483	13,627
Interest payable	1,056	1,260
Accrued dam and reservoirs repair fee	3,835	1,424
Reservoir maintenance fund	1,398	1,905
Advance from customers	124	1,014
Deposits from third parties	1,905	716
Accrued audit fee	937	650
Other liabilities	4,228	5,904
Total	75,002	43,825